A T C | Fidelity Real Estate Income Fund
Fund Summary Fund/Class: Fidelity® Real Estate Income Fund/Fidelity Advisor® Real Estate Income Fund A, T, C
Investment Objective
The fund seeks higher than average income.
As a secondary objective, the fund also seeks capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Real Estate Income Fund	Class A		Class T		Class C
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%		4.00%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Real Estate Income Fund	Class A	Class T	Class C
Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	1.00%
Other expenses	0.27%	0.27%	0.25%
Total annual operating expenses	1.08%	1.08%	1.81%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Sell All Shares
Expense Example A T C Fidelity Real Estate Income Fund (USD $)	Class A	Class T	Class C
1 year	506	506	284
3 years	730	730	569
5 years	972	972	980
10 years	1,664	1,664	2,127

Hold Shares
Expense Example, No Redemption A T C Fidelity Real Estate Income Fund (USD $)	Class A	Class T	Class C
1 year	506	506	184
3 years	730	730	569
5 years	972	972	980
10 years	1,664	1,664	2,127

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in preferred and common stocks of real estate investment trusts (REITs); debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	6.67%	March 31, 2012
Lowest Quarter Return	-5.96%	September 30, 2011
Year-to-Date Return	3.63%	June 30, 2013

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2012
Average Annual Total Returns A T C Fidelity Real Estate Income Fund	Past 1 year	Life of class		Inception Date
Class A Return Before Taxes	13.84%	10.14%	[1]	Apr. 14, 2010
Class A Return After Taxes on Distributions	12.67%	8.97%	[1]	Apr. 14, 2010
Class A Return After Taxes on Distributions and Sale of Fund Shares	10.27%	8.44%	[1]	Apr. 14, 2010
Class T Return Before Taxes	13.82%	10.10%	[1]	Apr. 14, 2010
Class C Return Before Taxes	16.70%	10.95%	[1]	Apr. 14, 2010
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	8.51%	[1]	Apr. 14, 2010
Fidelity Real Estate Income Composite Index℠ (reflects no deduction for fees, expenses, or taxes)	12.65%	11.43%	[1]	Apr. 14, 2010
[1]	From April 14, 2010.